STOCK BENEFIT PLANS	12 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK BENEFIT PLANS
17.	STOCK BENEFIT PLANS

Stock Option Plan

The Company maintains the 2008 Stock Incentive Plan, which provides for the issuance of up to 152,000 shares of common stock pursuant to the grant of stock options, stock appreciation rights and plan share awards of restricted stock to directors, officers and employees. The stock options granted typically have an expiration term of ten years, subject to certain extensions and early terminations. The per share exercise price of an incentive stock option shall at a minimum equal the fair market value of a share of common stock on the date the option is granted. The per share exercise price of a compensatory stock option granted shall at least equal the greater of par value or 100 percent of the fair market value of a share of common stock on the date the option is granted. Proceeds from the exercise of the stock options are credited to common stock for the aggregate par value and the excess is credited to paid-in capital. Up to 38,000 shares of common stock may be granted to non-employee directors and up to 38,000 shares may be granted in the form of share awards of restricted stock.

The following table presents information related to the outstanding options:

	Officers’ and Employees’ Stock Options	Directors’ Stock Options	Weighted- Average Exercise Price
Outstanding, June 30, 2015	77,019	37,500	$16.20
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, June 30, 2016	77,019	37,500	$16.20
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, June 30, 2017	77,019	37,500	$16.20
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, June 30, 2018	77,019	37,500	$16.20

Exercisable at year-end	77,019	37,500

Available for future grant	36,981	500

At June 30, 2018, there were 37,500 options outstanding and exercisable for directors with a weighted-average exercise price of $16.20, and a weighted-average remaining contractual life of 0.25 years. At June 30, 2017 there were 37,500 options outstanding and exercisable for directors, with a weighted-average price of $16.20, and a weighted-average remaining contractual life of 1.25 years.

Employee Stock Ownership Plan (“ESOP”)

WVS maintains an ESOP for the benefit of officers and Savings Bank employees who have met certain eligibility requirements related to age and length of service. Compensation expense for the ESOP was $104 thousand, $125 thousand, and $120 thousand for the years ended June 30, 2018, 2017, and 2016, respectively. Total ESOP shares as of June 30, 2018 and 2017 were 332,264 and 339,971, respectively.

The following table presents the components of the ESOP shares as of June 30, 2018 and 2017.

	2018	2017
Allocated shares	153,178	130,951
Unallocated shares	179,086	209,020

Total ESOP shares	332,264	339,971

Fair value of unallocated ESOP shares	$2,963,873	$3,365,222

The purchase of shares of the Company’s stock by the ESOP is funded by three term loans, and contributions from the Company, through the Savings Bank. Unreleased ESOP shares collateralize the loans payable and the cost of these shares is recorded as a contra-equity account in stockholders’ equity of the Company. The ESOP’s term loans bear a weighted-average interest rate of 4.25%, which rate is subject to adjustment based on annual changes in the prime rate and will mature on March 31, 2035, 2037 and 2038, respectively. Shares are released as payments are made by the ESOP on the loans. The ESOP’s sources of repayment on the loans can include dividends, if any, on the unallocated stock held by the ESOP and discretionary contributions from the Savings Bank to the ESOP and other earnings.

Compensation is recognized under the shares released method and compensation expense is equal to the fair value of the shares committed to be released, and unallocated ESOP shares are excluded from outstanding shares for the purpose of computing EPS.